Advances to Suppliers, Net - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 2,740	$ 2,817
Foreign exchange translation	120	(77)
Ending balance	$ 2,860	$ 2,740